Commitments and Contingencies (Details) - Schedule of the components of lease expense - Unique Logistics International, Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022	May 31, 2022	May 31, 2021
Commitments and Contingencies (Details) - Schedule of the components of lease expense [Line Items]
Operating lease	$ 531,728	$ 310,965	$ 1,269,299	$ 1,103,649	$ 1,927,343	$ 1,654,129
Interest on lease liabilities	202,885	16,910	363,398	104,242
Total net lease cost	$ 734,613	$ 327,875	$ 1,632,697	$ 1,207,891